Total
Destinations Low Duration Fixed Income Fund
Destinations Low Duration Fixed Income Fund
Investment objective
Current income.
Fund fees and expenses

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Destinations Low Duration Fixed Income Fund		Class I	Class Z
Management Fees		0.70%	0.70%
Distribution and Service (12b-1) Fees		none	none
Other Expenses		0.26%	0.10%
Total Annual Fund Operating Expenses		0.96%	0.80%
Fee Waivers and Expense Reimbursements	[1]	(0.02%)	(0.01%)
Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements		0.94%	0.79%
[1]	The Fund’s adviser, Orion Portfolio Solutions, LLC d.b.a. Brinker Capital Investments (the “Adviser”), has contractually agreed to waive a portion of its management fee as necessary to keep the Fund’s management fee from exceeding 0.39% more than the total amount of sub-advisory fees paid by the Adviser. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2024 and may be amended or terminated only with the consent of the Board of Trustees.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Destinations Low Duration Fixed Income Fund - USD ($)	After 1 year	After 3 years	After 5 years	After 10 years
Class I	96	304	529	1,176
Class Z	81	254	443	989

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 98% of the average value of its portfolio.

Principal investment strategies

The Fund will invest, under normal market conditions, at least 80% of its total assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed income securities. The Fund will normally be constructed with an average duration of three years or less. The Fund’s 80% policy is not fundamental and can be changed upon 60 days’ prior notice to shareholders.

The Fund employs a “multi-manager” strategy whereby the Adviser allocates the Fund’s assets among professional money managers (each, a “Sub-adviser,” collectively, the “Sub-advisers”), each of which is responsible for investing its allocated portion of the Fund’s assets. The Adviser may also invest a portion of the Fund’s assets in unaffiliated funds that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and that have investment objectives and principal investment strategies consistent with those of the Fund, including open-end funds, closed-end funds and exchange traded funds (ETFs), which may be passively managed (i.e., index-tracking) or actively managed. ETFs may also be used to transition the Fund’s portfolio or to equitize cash while awaiting an opportunity to purchase securities directly. When determining how to allocate the Fund’s assets between unaffiliated funds and Sub-advisers, and among Sub-advisers, the Adviser considers a variety of factors.

The Fund primarily invests in bonds, debt, fixed income and income-producing instruments issued by governmental or private-sector entities, including mortgage-backed securities, asset-backed securities, junk bonds, corporate debt, foreign securities (including emerging markets), inflation-indexed bonds, bank loans and assignments, collateralized loan obligations, preferred securities, and special purpose acquisition companies (SPACs). Sub-advisers employing an actively managed strategy will select securities based on its assessment of one or more of a variety of factors.

The Fund may invest some of its assets in securities that have not been called or tendered having a maturity date in excess of three years. The Fund will also invest in fixed income and other income-producing instruments rated below investment grade and those that are unrated but determined by the Fund’s Sub-advisers to be of comparable credit quality.

The Fund may invest in mortgage-backed securities issued by companies operated or managed by a Sub-adviser or its affiliates and in other investment companies or private investment vehicles managed by a Sub-adviser, subject to limitations imposed by applicable law.

The Fund may enter into derivatives transactions and other instruments of any kind for hedging purposes or otherwise to gain or reduce long or short exposure to one or more asset classes or issuers.

A Sub-adviser may sell a security for a variety of reasons, such as where the Sub-adviser believes there is a better investment opportunity, there is a deterioration in the credit fundamentals of the issuer or the individual security has reached the sell target.

Due to its investment strategy, the Fund may buy and sell securities and other instruments frequently.

The Fund may also lend portfolio securities in an attempt to earn additional income. Any income realized through securities lending may help Fund performance.

Principal risks of investing in the Fund
Performance

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year to year and by showing how the Fund’s average annual returns for 1 year, 5 years, and since the Fund’s inception compare with those of a broad measure of market performance. The bar chart shows only the performance of the Fund’s Class I shares. Returns for Class Z shares would have been substantially similar to those of Class I shares and would have differed only to the extent that Class I shares have higher total annual fund operating expenses than Class Z shares. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Current performance information is available at www.destinationsfunds.com or by calling 1-877-771-7979.

Annual Total Returns (%) as of December 31, 2022

The Fund’s best and worst calendar quarters
Best Quarter: 3.92% (June 30, 2020)
Worst Quarter: -5.63% (March 31, 2020)
The Fund’s Class I total return (pre-tax) from January 1, 2023 to March 31, 2023 was 1.84%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2022)
Average Annual Returns - Destinations Low Duration Fixed Income Fund		1 Year	5 Years	Since Inception		Inception Date
Class I		(1.48%)	2.20%	2.12%		Mar. 20, 2017
Class Z		(1.32%)		2.35%	[1]	Jul. 16, 2018
After Taxes on Distributions | Class I		(3.68%)	0.52%	0.52%
After Taxes on Distributions and Sale of Fund Shares | Class I		(0.88%)	0.97%	0.94%
ICE BofA US Corporate & Government 1-3 Year Index(reflects no deduction for fees, expenses, or taxes)	[2]	(3.79%)	0.93%	0.90%
ICE BofA US High Yield 0-3 Year Index (reflects no deduction for fees, expenses, or taxes)	[2]	(2.45%)	3.23%	3.45%		Mar. 20, 2017
[1]	The Fund’s Class Z shares commenced operations on July 16, 2018.
[2]	The above table compares the Fund’s average annual total returns to those of the Fund’s current and prior benchmark indexes. The Fund’s benchmark index changed from the ICE BofA US High Yield 0-3 Index to the ICE BofA US Corporate & Government 1-3 Year Index because the Adviser believes that the ICE BofA US Corporate & Government 1-3 Year Index better reflects the Fund’s investment strategy.

The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown only for Class I and will vary for Class Z. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.